May 1, 2024
Prospectus
Victory Floating Rate Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSFLX	RSFCX	—	—	—	RSFYX
Victory High Income Municipal Bond Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSHMX	RSHCX	—	—	—	RHMYX
Victory High Yield Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GUHYX	RHYCX	—	RHYKX	—	RSYYX
Victory Tax-Exempt Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GUTEX	RETCX	—	—	—	RSTYX
Victory Low Duration Bond Fund (formerly Victory INCORE Low Duration Bond Fund)
Class A	Class C	Class I	Class R	Class R6	Class Y
RLDAX	RLDCX	—	—	—	RSDYX
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
vcm.com
800-539-FUND (800-539-3863)

Victory Floating Rate Fund Summary
Investment Objective
The Victory Floating Rate Fund (the “Fund”) seeks to provide a high level of current income.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 53 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.22%	0.23%	0.21%
Total Annual Fund Operating Expenses	1.12%	1.88%	0.86%
Fee Waiver/Expense Reimbursement[3]	(0.12)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.00%	1.80%	0.78%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.00%, 1.80%, and 0.78% of the Fund’s Class A, Class C, and Class Y shares, respectively, through at least April 30, 2025. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to

Victory Floating Rate Fund Summary
Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$325	$561	$817	$1,547
Class C	$283	$583	$1,009	$1,996
Class Y	$80	$266	$469	$1,053
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$183	$583	$1,009	$1,996
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover generally will indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its assets in floating rate loans and other floating rate investments. Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s sub-adviser, expects that most or all of the investments held by the Fund typically will be below investment grade. The Fund typically invests in senior secured corporate loans.
Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR, or an alternate reference rate, such as the Prime Rate or Secured Overnight Financing Rate) plus a premium. A floating rate loan typically is structured and administered by a financial institution that acts as the agent of the participating lenders. The Fund typically will acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan.
Park Avenue considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.
Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the Fund considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers.
The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations, such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Victory Floating Rate Fund Summary
Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
An investment will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by S&P Global Ratings, or if unrated, is considered by Park Avenue to be of comparable quality. A below-investment-grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment usually will be more volatile and is likely to fall. Senior loans typically are of below-investment-grade quality and (if rated) have below-investment-grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Floating Rate Loan Risk — Investments in floating rate loans generally are subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic, or political conditions, floating rate

Victory Floating Rate Fund Summary
loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited; and thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher-quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sectors in which the Fund may make significant investments. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Consumer Discretionary Sector Risk — Companies in the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending and may be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, and labor relations.
◼
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
Reference Rate Transition Risk — The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”). The effect of the transition away from LIBOR and the effectiveness of replacement rates remain uncertain. The Fund may be exposed to financial instruments linked to other reference rates that may also cease to be published in the future.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. Over recent years, the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when

Victory Floating Rate Fund Summary
investor redemptions from fixed-income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk — Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Foreign Securities Risk — Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. The Bloomberg U.S. Aggregate Bond Index serves as the Fund's regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Performance information for the Fund’s Class A, C, and Y shares prior to July 30, 2016, reflects the historical performance of, respectively, the Class A, C, and Y shares of the RS Floating Rate Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Victory Floating Rate Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

15%
10%
5%
0%
-5%
-10%
12.35%
9.43%
9.04%
3.76%
4.81%
3.89%
0.43%
-1.09%
-3.03%
-7.01%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	10.79%	June 30, 2020
Lowest Quarter	-14.66%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2023)	1 Year	5 Years	10 Years
CLASS A Before Taxes	6.57%	3.38%	2.86%
CLASS A After Taxes on Distributions	2.47%	0.82%	0.54%
CLASS A After Taxes on Distributions and Sale of Fund Shares	3.79%	1.48%	1.13%
CLASS C Before Taxes	7.30%	3.03%	2.44%[2]
CLASS Y Before Taxes	9.28%	4.06%	3.32%
Indices
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[1]	5.53%	1.10%	1.81%
Morningstar LSTA US Leveraged Loan Index reflects no deduction for fees, expenses, or taxes	13.32%	5.78%	4.41%
1
In anticipation of new regulatory requirements, the Fund's regulatory broad-based securities market index is the Bloomberg U.S. Aggregate Bond Index, which represents the U.S. investment-grade bond market.
2
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Victory Floating Rate Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc.
Investment Sub-Adviser
Park Avenue Institutional Advisers LLC (“Park Avenue”)
Portfolio Management
	Title	Tenure with the Fund
John Blaney, CFA	Portfolio Manager, Park Avenue	Since 2013
Andrew Liggio	Portfolio Manager, Park Avenue	Since 2021
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Victory High Income Municipal Bond Fund Summary
Investment Objective
The Victory High Income Municipal Bond Fund (the “Fund”) seeks to provide high current income exempt from federal income taxes with a secondary objective of capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 53 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.38%	1.64%	0.39%
Total Annual Fund Operating Expenses	1.13%	3.14%	0.89%
Fee Waiver/Expense Reimbursement[3]	(0.33)%	(1.57)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.80%	1.57%	0.57%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.80%, 1.57%, and 0.57% of the Fund’s Class A, Class C, and Class Y shares, respectively, through at least April 30, 2025. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert

Victory High Income Municipal Bond Fund Summary
automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$305	$544	$802	$1,540
Class C	$260	$821	$1,508	$2,863
Class Y	$58	$252	$462	$1,067
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$160	$821	$1,508	$2,863
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover generally will indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). Under normal circumstances at least 80% of the value of the Fund’s assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval.
The Adviser allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Adviser to be of comparable quality), commonly known as “high-yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by S&P Global Ratings, or if unrated, is considered by the Adviser to be of comparable quality. A below-investment-grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.
In selecting securities for the Fund, the Adviser performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Adviser attempts to identify securities paying attractive current income and securities that it believes are undervalued.
The Adviser considers the duration of the Fund’s portfolio; however, this factor is a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

Victory High Income Municipal Bond Fund Summary
The Adviser may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating- and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.
The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Municipal Obligations Risk — The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and

Victory High Income Municipal Bond Fund Summary
may affect the overall municipal securities market. Municipal obligations concentrated in a particular geographic region may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas and may increase the volatility of the Fund’s net asset value. In making investments, the Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor the Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service has generally not ruled on the taxability of the securities. An assertion by the Internal Revenue Service (“IRS”) that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher-quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk — Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. Over recent years, the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed-income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Victory High Income Municipal Bond Fund Summary
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Performance information for the Fund’s Class A, C, and Y shares prior to July 30, 2016, reflects the historical performance of, respectively, the Class A, C, and Y shares of the RS High Income Municipal Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. The Fund’s investment team changed on April 1, 2020.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

20%
10%
0%
-10%
-20%
13.09%
4.51%
-1.04%
8.85%
0.34%
8.04%
5.52%
5.91%
-14.48%
7.41%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	9.88%	December 31, 2023
Lowest Quarter	-7.04%	March 31, 2022

Victory High Income Municipal Bond Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2023)	1 Year	5 Years	10 Years
CLASS A Before Taxes	4.98%	1.63%	3.31%
CLASS A After Taxes on Distributions	4.98%	1.53%	3.26%
CLASS A After Taxes on Distributions and Sale of Fund Shares	4.75%	2.15%	3.51%
CLASS C Before Taxes	5.59%	1.32%	2.92%[1]
CLASS Y Before Taxes	7.77%	2.35%	3.80%
Indices
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes	6.40%	2.25%	3.03%
Bloomberg High Yield Municipal Bond Index reflects no deduction for fees, expenses, or taxes	9.21%	3.49%	5.00%
1
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Income Investors  investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Andrew Hattman, CFA, CAIA	Senior Portfolio Manager and Head of Municipal Bond Portfolio Management	Since 2020
Lauren Spalten	Portfolio Manager	Since 2021
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.

Victory High Income Municipal Bond Fund Summary
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
Fund distributions normally consist of exempt-interest dividends, which generally are not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions generally will be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you generally will be taxed only upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Victory High Yield Fund Summary
Investment Objective
The Victory High Yield Fund (the “Fund”) seeks to provide current income. Capital appreciation is a secondary objective.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 53 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.24%	0.21%	0.21%	0.29%
Total Annual Fund Operating Expenses	1.09%	1.81%	1.31%	0.89%
Fee Waiver/Expense Reimbursement[3]	(0.09)%	(0.11)%	0.00%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.00%	1.70%	1.31%	0.76%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.00%, 1.70%, 1.35%, and 0.76% of the Fund’s Class A, Class C, Class R, and Class Y shares, respectively, through at least April 30, 2025. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to

Victory High Yield Fund Summary
Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$325	$555	$804	$1,516
Class C	$273	$559	$970	$1,928
Class R	$133	$415	$718	$1,579
Class Y	$78	$271	$480	$1,084
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$173	$559	$970	$1,928
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover generally will indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by S&P Global Ratings or, if unrated, has been determined by Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s sub-adviser, to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, and convertible bonds. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buyouts, recapitalizations, and acquisitions. The Fund may invest in loans of any maturity and credit quality.
The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by Park Avenue to be of comparable quality.
The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.
The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter

Victory High Yield Fund Summary
foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
Park Avenue considers several factors in purchasing and selling securities, such as the price of the security and the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. Park Avenue considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be held by the Fund. Some of the securities that the Fund buys and holds may be in default.
Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher-quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans generally are subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal

Victory High Yield Fund Summary
securities laws. In times of unusual or adverse market, economic, or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited; and thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
Convertible Securities Risk — Convertible securities rank senior to the issuer's common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
Reference Rate Transition Risk — The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”). The effect of the transition away from LIBOR and the effectiveness of replacement rates remain uncertain. The Fund may be exposed to financial instruments linked to other reference rates that may also cease to be published in the future.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. Over recent years, the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed-income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk — Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Victory High Yield Fund Summary
Foreign Securities Risk — Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. The Bloomberg U.S. Universal Index serves as the Fund's regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Performance information for the Fund’s Class A, C, R, and Y shares prior to July 30, 2016, reflects the historical performance of, respectively, the Class A, C, K, and Y shares of the RS High Yield Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Victory High Yield Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
-1.01%
-4.51%
15.40%
9.93%
0.28%
14.90%
7.61%
4.86%
-16.87%
11.49%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	9.46%	June 30, 2020
Lowest Quarter	-14.01%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2023)	1 Year	5 Years	10 Years
CLASS A Before Taxes	9.00%	3.28%	3.51%
CLASS A After Taxes on Distributions	5.32%	0.59%	0.74%
CLASS A After Taxes on Distributions and Sale of Fund Shares	5.20%	1.38%	1.46%
CLASS C Before Taxes	9.67%	3.04%	3.18%[2]
CLASS R Before Taxes	11.09%	3.41%	3.40%
CLASS Y Before Taxes	11.82%	4.05%	4.04%
Indices
Bloomberg U.S. Universal Index reflects no deduction for fees, expenses, or taxes[1]	6.17%	1.44%	2.08%
Bloomberg U.S. Corporate High Yield Bond Index reflects no deduction for fees, expenses, or taxes	13.45%	5.37%	4.60%
1
In anticipation of new regulatory requirements, the Fund's regulatory broad-based securities market index is the Bloomberg U.S. Universal Index, which represents the overall applicable debt market.
2
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Victory High Yield Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc.
Investment Sub-Adviser
Park Avenue Institutional Advisers LLC (“Park Avenue”)
Portfolio Management
	Title	Tenure with the Fund
John Blaney, CFA	Portfolio Manager, Park Avenue	Since 2015
Andrew Liggio	Portfolio Manager, Park Avenue	Since 2021
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Victory Tax-Exempt Fund Summary
Investment Objective
The Victory Tax-Exempt Fund (the “Fund”) seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 53 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.37%	1.73%	0.48%
Total Annual Fund Operating Expenses	1.12%	3.23%	0.98%
Fee Waiver/Expense Reimbursement[3]	(0.32)%	(1.63)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.80%	1.60%	0.69%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.80%, 1.60%, and 0.69% of the Fund’s Class A, Class C, and Class Y shares, respectively, through at least April 30, 2025. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to

Victory Tax-Exempt Fund Summary
Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$305	$542	$798	$1,529
Class C	$263	$843	$1,547	$2,922
Class Y	$70	$283	$513	$1,175
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$163	$843	$1,547	$2,922
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover generally will indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax including the federal alternative minimum tax (“AMT”). Under normal circumstances at least 80% of the value of its assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval.
The Adviser allocates the Fund’s investments among a diversified portfolio of investment-grade municipal obligations. The Adviser focuses on credit and yield considerations when selecting investments for the Fund. The Fund typically invests in municipal securities with remaining maturities of between seven and 30 years, but invests in municipal obligations with remaining maturities outside of that range as appropriate based on the Adviser’s analysis of the market and the economy.
Up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT.
The Adviser may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
The Fund normally will invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB or higher by S&P Global Ratings or Fitch Ratings, Inc., or if unrated, has been determined by the Adviser to be of comparable quality. The Fund may hold up to 20% of its assets in below-investment-grade or unrated municipal obligations that the Adviser determines to be of comparable quality.
The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating- and variable-rate demand notes and bonds.

Victory Tax-Exempt Fund Summary
The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems, and housing finance agencies. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the potential return from such investment justifies the additional risk.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Municipal Obligations Risk — The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. Municipal obligations concentrated in a particular geographic region may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas and may increase the volatility of the Fund’s net asset value. In making investments, the Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor the Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject

Victory Tax-Exempt Fund Summary
to substantial tax liabilities. The Internal Revenue Service (“IRS”) generally has not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher-quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk — Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. Over recent years, the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed-income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.

Victory Tax-Exempt Fund Summary
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Performance information for the Fund’s Class A, C, and Y shares prior to July 30, 2016, reflects the historical performance of, respectively, the Class A, C, and Y shares of the RS Tax-Exempt Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. The Fund’s investment team changed on April 1, 2020.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

15%
10%
5%
0%
-5%
-10%
-15%
8.39%
2.76%
-1.40%
7.89%
0.69%
8.82%
5.39%
3.94%
-11.70%
6.89%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	8.82%	December 31, 2023
Lowest Quarter	-6.20%	March 31, 2022

Average Annual Total Returns (For the Periods Ended December 31, 2023)	1 Year	5 Years	10 Years
CLASS A Before Taxes	4.49%	1.92%	2.75%
CLASS A After Taxes on Distributions	4.48%	1.64%	2.38%
CLASS A After Taxes on Distributions and Sale of Fund Shares	4.24%	2.27%	2.86%
CLASS C Before Taxes	5.05%	1.58%	2.34%[1]
CLASS Y Before Taxes	7.01%	2.52%	3.11%
Index
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes	6.40%	2.25%	3.03%
1
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.

Victory Tax-Exempt Fund Summary
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Income Investors  investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Andrew Hattman, CFA, CAIA	Senior Portfolio Manager and Head of Municipal Bond Portfolio Management	Since 2020
Lauren Spalten	Portfolio Manager	Since 2021
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Victory Tax-Exempt Fund Summary
Tax Information
Fund distributions normally consist of exempt-interest dividends, which generally are not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions generally will be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you generally will be taxed only upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Victory Low Duration Bond Fund Summary
Investment Objective
The Victory Low Duration Bond Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of capital.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 53 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.26%	0.59%	0.23%
Total Annual Fund Operating Expenses	0.96%	2.04%	0.68%
Fee Waiver/Expense Reimbursement[3]	(0.11)%	(0.42)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.85%	1.62%	0.62%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.85%, 1.62%, and 0.62% of the Fund’s Class A, Class C, and Class Y shares, respectively, through at least April 30, 2025. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert

Victory Low Duration Bond Fund Summary
automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$310	$513	$733	$1,367
Class C	$265	$599	$1,060	$2,056
Class Y	$63	$212	$373	$841
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$165	$599	$1,060	$2,056
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover generally will indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in debt securities. The Fund’s debt securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”); asset-backed securities, including collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”); convertible bonds and notes; and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).
The Adviser uses bond market sector allocation, comprehensive credit analysis, and yield curve positioning to select securities for the Fund. Under normal market conditions, the average duration of the Fund’s portfolio is expected to be between one to three years and an average maturity between one to three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to a given change in interest rates.
An investment-grade security is one that is rated Baa3 and higher by Moody’s Investors Service, Inc. or BBB- and higher by S&P Global Ratings or, if unrated, has been determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in below-investment-grade debt securities, commonly known as “high-yield” securities or “junk bonds.”
The Adviser regularly reviews the Fund’s investments and may sell investments when it believes the securities are no longer attractive due to valuation, changes in the fundamental outlook of the company or other investments are considered more attractive.

Victory Low Duration Bond Fund Summary
Although the Fund primarily will be invested in domestic securities, up to 20% of the Fund’s assets may be invested in foreign securities, which may be denominated in foreign currencies.
The Fund may purchase or sell securities on a when-issued, to-be-announced (“TBA”), delayed-delivery or forward-commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher-quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Victory Low Duration Bond Fund Summary
Mortgage Dollar Rolls Risk — The market price of the mortgage-backed securities in a mortgage dollar roll transaction may drop below their future purchase price. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate. To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.
When-Issued, TBA and Delayed Delivery Risk — The market value of a security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s net asset value. There is also the risk that a party fails to deliver the security on time or at all.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. Over recent years, the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed-income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Foreign Securities Risk — Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk — Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Victory Low Duration Bond Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. The Bloomberg U.S. Aggregate Bond Index serves as the Fund's regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Performance information for the Fund’s Class A, C, and Y shares prior to July 30, 2016, reflects the historical performance of, respectively, the Class A, C, and Y shares of the RS Low Duration Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

6%
5%
4%
3%
2%
1%
0%
-1%
-2%
-3%
-4%
-5%
0.74%
0.52%
1.80%
1.47%
0.73%
3.51%
3.85%
0.71%
-3.62%
4.65%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	3.51%	June 30, 2020
Lowest Quarter	-2.22%	March 31, 2022

Victory Low Duration Bond Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2023)	1 Year	5 Years	10 Years
CLASS A Before Taxes	2.32%	1.31%	1.18%
CLASS A After Taxes on Distributions	1.12%	0.56%	0.47%
CLASS A After Taxes on Distributions and Sale of Fund Shares	1.36%	0.68%	0.59%
CLASS C Before Taxes	2.85%	1.03%	0.80%[3]
CLASS Y Before Taxes	4.78%	2.01%	1.65%
Indices
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[1]	5.53%	1.10%	1.81%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index reflects no deduction for fees, expenses, or taxes[2]	4.61%	1.51%	1.27%
Bloomberg U.S. Government 1-3 Year Bond Index reflects no deduction for fees, expenses, or taxes	4.32%	1.28%	1.04%
1
In anticipation of new regulatory requirements, the Fund's regulatory broad-based securities market index is the Bloomberg U.S. Aggregate Bond Index, which represents the U.S. investment-grade bond market.
2
The Bloomberg U.S. Government/Credit 1-3 Year Bond Index replaces the Bloomberg U.S. Government 1-3 Year Bond Index as the Fund's benchmark index as it more closely aligns with the Fund's investments.
3
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Income Investors  investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Brian W. Smith, CFA, CPA	Senior Portfolio Manager	September 2023
Douglas J. Rollwitz, CFA, CPA	Portfolio Manager and Senior Fixed Income Research Analyst	September 2023
Zach Winters, CFA	Portfolio Manager and Senior Fixed Income Research Analyst	September 2023

Victory Low Duration Bond Fund Summary
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
Each Fund is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
Each Fund’s investment objective is non-fundamental. The Victory Tax-Exempt Fund’s policy to invest at least 80% of its assets in tax-exempt municipal obligations and the Victory High Income Municipal Bond Fund’s policy to invest at least 80% of its assets in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT) are fundamental and cannot be changed without the approval of the applicable Fund’s shareholders. The Victory Floating Rate Fund invests under normal circumstances at least 80% of its assets in floating rate loans and other floating rate investments; the Victory High Yield Fund invests under normal circumstances at least 80% of its assets in debt securities and other investments that, at the time of purchase are rated below investment grade; and the Victory Low Duration Bond Fund invests under normal circumstances at least 80% of its assets in debt securities. The 80% policy of the Victory Floating Rate Fund, the Victory High Yield Fund, and the Victory Low Duration Bond Fund is non-fundamental. The Board of Trustees (the “Board”) may change this policy without shareholder approval upon at least 60 days’ prior written notice to shareholders. For purposes of a Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending. Any derivatives counted towards a Fund’s 80% investment policy will be valued at market value.
Victory Floating Rate Fund
Floating rate loans in which the Victory Floating Rate Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, typically are secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Victory Floating Rate Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.
Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although Park Avenue considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Victory Floating Rate Fund depends more on Park Avenue’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Victory Floating Rate Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.

Additional Fund Information

Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund
Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund may invest include:
◼
general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;
◼
specific obligation bonds, payable by a special tax or revenue source;
◼
revenue bonds, supported by a revenue source related to the project being financed;
◼
notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and
◼
private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The Statement of Additional Information (“SAI”) includes more information about the Funds, their investments, and the related risks.
Under adverse, unstable, or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash, and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments, or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective, and increase a Fund's expenses.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
Asset-Backed Securities
Debt securities backed by loans or accounts receivable originated by banks, credit card companies, student loan issuers, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.
Convertible or Exchangeable Obligations
Debt instruments that may be exchanged or converted to other securities.
Corporate Debt Obligations
Debt instruments issued by corporations. They may be secured or unsecured.
Derivatives
Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including credit default swap contracts, swaps, futures contracts (both short and long positions), options on futures contracts, options, and forward currency exchange contracts. A Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. Currently, some swaps may be negotiated bilaterally and others may be subject to mandatory clearing and exchange trading requirements. These requirements may decrease counterparty exposure and increase liquidity, but will not make swap transactions risk free.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. companies. Also may include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies, and exchange-traded funds (“ETFs”) that invest in foreign companies.
International Bonds
Debt instruments issued by non-domestic issuers, including those traded in U.S. dollars such as Yankee Bonds and Eurodollar Bonds.
Loans
Debt obligations of companies or other entities that typically are structured and administered by a financial institution that acts as the agent of the lenders participating in the loan. A loan may be acquired directly in a transaction arranged through an agent or by assignment from another holder of the loan.
Mortgage-Backed Securities
Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans.

Investments

Mortgage Dollar Rolls
Repurchase transactions in which the Fund may agree to sell a mortgage-backed security for settlement on one date and buy back the same security for settlement on a later date at a lower price.
U.S. Government Instrumentalities1
Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association (“SLMA” or Sallie Mae), Federal Farm Credit Banks (“FFCB”), and Federal Home Loan Banks. Certain instrumentalities are “wholly owned government corporations,” such as the Tennessee Valley Authority (“TVA”).
U.S. Government Securities1
Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.
When-Issued, To-Be-Announced (“TBA”) and Delayed-Delivery Securities
Securities that are purchased or sold for delivery at a later time. In a TBA transaction, a seller generally agrees to deliver a mortgage-backed security meeting certain criteria at a future date.
Zero-Coupon Bonds
Debt instruments that are purchased at a discount from face value. The bond’s face value is received at maturity, with no interest payments before then.
1
Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, FMAC and TVA are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality. See the SAI for more information about investments in obligations of U.S. government instrumentalities and wholly owned government corporations.

Investments

Additional Fund Strategies. The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities or techniques that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
Investment Companies
Each Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers, and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities. Substitute payments received on tax-exempt securities loaned out will not be eligible to be distributed by the Fund to its shareholders as “exempt-interest dividends.”
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.
	Floating Rate	High Income Municipal Bond	High Yield	Tax- Exempt	Low Duration Bond
Convertible Securities Risk			X
Credit Derivatives Risk	X	X	X	X	X
Debt Securities Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
Floating Rate Loan Risk	X		X
Foreign Securities Risk	X		X		X
General Market Risk	X	X	X	X	X
High-Yield/Junk Bond Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X
Liquidity Risk	X	X	X	X	X
Loan Risk	X		X
Management Risk	X	X	X	X	X
Mortgage- and Asset-Backed Securities Risk			X		X
Mortgage Dollar Roll Risk					X
Municipal Obligations Risk		X		X
Reference Rate Transition Risk	X		X
U.S. Government Securities Risk	X	X	X	X
When-Issued, TBA and Delayed-Delivery Securities			X		X
Convertible Securities Risk — The values of convertible securities in which the Fund may invest may be affected by market interest rates, reduction in credit quality or credit ratings, issuer default on interest and principal payments, and declines in the value of the underlying common stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.
Credit Derivatives Risk — Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Debt Securities Risks — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates, adverse economic or political conditions, tariffs and trade disruptions, inflation, or adverse investor sentiment generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Changes in value may occur sharply and unpredictably. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and issuers to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
◼
Interest Rate Risk — Fluctuations in interest rates can affect the value of debt instruments held by the Fund. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. The longer a Fund’s average portfolio duration, the more sensitive the Fund will be to changes in interest rates. In addition, during periods of increased market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed-income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives. Decisions by the Fed regarding interest rate and monetary policy can have a significant effect on the value of debt securities as well as the overall

Risk Factors

strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. The impact on various markets that interest rate or other significant policy changes may have is unknown.
◼
Inflation Risk — Inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.
◼
Reinvestment Risk — When interest rates are declining, the interest income and prepayments on a security a Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.
◼
Credit (or Default) Risk — The issuer of a debt security may be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations (“NRSROs”) such as S&P Global Ratings, Fitch Ratings, Inc., and Moody’s Investors Service.
◼
Redemption Risk — The Fund may experience periods of heavy shareholder redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.
Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates, or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
Floating Rate Loan Risk — Investments in floating rate loans generally are subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic, or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited; and thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.

Risk Factors

Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the United States. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations. Investments in depositary receipts (such as American Depositary Receipts and Global Depositary Receipts ) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts.
◼
Political Risk — Foreign securities markets may be more volatile than their counterparts in the United States. Investments in foreign countries could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
◼
Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the United States.
General Market Risk — Any investment involves risk, and there is no assurance that a Fund’s investment objective will be achieved. Losing money is a risk of investing in a Fund. The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and changes in interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility for a Fund. Equity securities tend to be more volatile than debt securities.
◼
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, economic sanctions, currency controls or other actions by countries or international bodies, terrorism, trade disputes, embargoes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as

Risk Factors

earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.
◼
Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
High-Yield/Junk Bond Risk — Below-investment-grade securities (high-yield or “junk” bonds) are subject to certain risks in addition to those risks associated with higher-rated securities. Below-investment-grade securities generally offer higher yields than investment-grade securities with similar maturities because the financial condition of the issuers may not be as strong as issuers of investment-grade securities. For this reason, below-investment-grade securities may be considered speculative, which means that there is a higher risk that a Fund may lose a substantial portion or all of its investment in a particular below-investment-grade security. Below-investment-grade securities may be more susceptible to real or perceived adverse economic conditions, which may cause them to be downgraded or default, less liquid, and more difficult to evaluate than investment-grade securities.
Large Shareholder Risk — The Funds, like all investment companies, pool the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Funds and, therefore, indirectly on other shareholders. For example, significant levels of new investments in the Funds by shareholders may cause the Funds to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Funds to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Funds to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of the Funds' distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Funds' shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Funds to make taxable distributions to its shareholders earlier than the Funds otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Funds, the Funds may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Funds.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid investment at any time will accurately reflect the price a Fund might receive upon the sale of that investment. The ability of a Fund to dispose of illiquid securities or other instruments at advantageous prices may be greatly limited, and

Risk Factors

the Fund may have to continue to hold such securities or instruments during periods when the Adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund’s investments. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that holding, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a position at the same time as a Fund is attempting to liquidate the same investment, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value. The capacity of dealers to make markets in fixed-income securities may not keep pace with the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed-income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.
Loan Risk — Investments in loans, including floating rate loans generally are subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high-yield/junk bonds. This means they are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund’s net asset value (“NAV”). As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or borrowing to raise cash to meet redemption obligations or pursue other investment opportunities. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) generally are subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law. The Fund’s Adviser or Sub-Adviser may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Additional risks of investments in loans include:
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Agent/Intermediary Risk - If the Fund holds a loan through another financial institution, or relies on another financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of the financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a

Risk Factors

financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.
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Collateral Impairment Risk - The terms of certain loans in which the Fund may invest require that collateral be maintained to support payment of the borrower’s obligations under the loan. However, the value of the collateral may decline after the Fund invests, and the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, the Fund’s interest in collateral securing a loan may be found invalid or may be used to pay other outstanding obligations of the borrower under applicable law. In the event that a borrower defaults, the Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that all or some of the collateral may be illiquid.
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Subordination Risk - Senior loans are subject to the risk that a court could subordinate them to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
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Limited Information Risk - Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund’s investment team.
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Settlement Risk - Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. In order to meet short-term liquidity needs, a Fund may draw on its cash or other short-term positions, maintain short-term liquid assets sufficient to meet reasonably anticipated redemptions, and maintain a credit facility.
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.
As a result, mortgage- and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime

Risk Factors

mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Mortgage Dollar Roll Risk — A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. The use of dollar rolls can increase the volatility of the Fund’s share price, and it may adversely impact on performance unless the Adviser correctly predicts mortgage prepayments and interest rates. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate, which can increase the Fund’s expenses and decrease returns.
Municipal Obligations Risk — The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Issuers, including governmental issuers of municipal obligations, may be unable to pay their obligations as they come due. Decreases in tax revenues, and increases in liabilities such as pension and health care liabilities, may increase the actual or perceived risk of default on such obligations. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer’s general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In making investments, Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Funds nor the Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the applicable Fund and its shareholders could be subject to substantial tax liabilities. The IRS generally has not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the applicable Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities. There generally is less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Fund holding municipal obligations may therefore be more dependent on the analytical abilities of the Adviser or Sub-Adviser.
Victory High Income Municipal Bond Fund may invest in residual interest bonds (“inverse floaters”). Inverse floaters are a type of inverse floating rate security, and their values generally move in the opposite direction from interest rates. Inverse floaters typically are issued by a special purpose vehicle, and are structured to provide their holders with a leveraged return on a fixed-rate municipal

Risk Factors

bond held by the special purpose vehicle. The Fund’s investment in an inverse floater typically involves greater risk than an investment in a fixed-rate bond of comparable maturity and credit quality, and the value of an inverse floater is more volatile than that of a fixed-rate bond due to the leverage it entails. The Fund could lose more than the amount of its investment in certain types of inverse floaters. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.
Reference Rate Transition Risk — The London Interbank Offered Rate (“LIBOR”) had historically been the principal floating rate benchmark in the financial markets. However, LIBOR is being discontinued as a floating rate benchmark, although certain synthetic U.S. dollar LIBOR tenors will be published through September 30, 2024, for certain legacy contracts. LIBOR obligations have been transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.
As an alternative to LIBOR, the market generally has coalesced around the use of the Secured Overnight Financing Rate (“SOFR”) as a replacement for U.S. dollar LIBOR. Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates have developed in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Unlike forward-looking SOFR-based term rates, such rates are intended reflect a bank credit spread component.
Non-LIBOR floating rate obligations, including obligations based on the SOFR, may have returns and values that fluctuate more than those of floating rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.
It is not clear how replacement rates for LIBOR–including SOFR-based rates and non-SOFR-based rates–will continue to develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.
U.S. Government Securities — U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.
When-Issued, TBA, and Delayed-Delivery Securities Risk — The market value of the security issued on a when-issued, TBA, or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s NAV. There is also the risk that a party fails to deliver the security on time or at all.

Risk Factors

Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks may fluctuate, sometimes rapidly or unpredictably. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. The Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities.
Investment Company Risk — A Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in a Fund is not a complete investment program.

Organization and Management of the Funds

The Funds' Board has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment advisory agreement and oversees the operations of the Funds according to investment policies and procedures adopted by the Board. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2024, the Adviser managed and advised assets totaling in excess of $170.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
A discussion regarding the basis of the Board’s approval of the Funds' Advisory and Subadvisory  Agreements is available in the Funds' most recent annual report to shareholders for the period ended December 31.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Victory Income Investors, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Victory High Income Municipal Bond Fund, Victory Tax-Exempt Fund, and Victory Low Duration Bond Fund.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
Advisory fees to be paid annually, before waivers, will be equal to an annual rate of each Fund’s average daily net assets equal to the following:
Fund	Advisory Fee
Victory Floating Rate Fund	0.65%
Victory High Income Municipal Bond Fund	0.50%
Victory High Yield Fund	0.60%
Victory Tax-Exempt Fund	0.50%
Victory Low Duration Bond Fund	0.45%
The Sub-Adviser
The Adviser has entered into a Sub-Advisory Agreement with Park Avenue. Park Avenue is responsible for the day-to-day investment management of the Victory Floating Rate Fund and Victory High Yield Fund, which includes buying and selling securities and choosing broker-dealers. Park Avenue is a Delaware limited liability company organized in 2015 and is a wholly owned subsidiary of GIS. GIS, a Delaware limited liability company, and its predecessor, Guardian Investor Services Corporation, a New York corporation, served as investment sub-adviser for certain predecessor funds from 1968 through 2015. GIS is a subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”), a New York mutual insurance company. Located at 10 Hudson Yards, New York, NY 10001, Park Avenue had approximately $75.8 billion in assets under management as of December 31, 2023. For its services, the Adviser, not the Fund, pays Park Avenue an annual fee out of the Adviser’s advisory fee.

Organization and Management of the Funds

Portfolio Management
John Blaney has been a co-portfolio manager of Victory Floating Rate Fund (including its predecessor fund) for Park Avenue since 2013 and Victory High Yield Fund (including its predecessor fund) since 2015. Mr. Blaney is a managing director and co-head of the high yield and loan portfolio management group at Guardian Life, and has been with Guardian Life since 2000. He has focused on corporate credit and bank loan and high yield bond analysis since 2003. He is a Chartered Financial Analyst (“CFA”) charterholder, and he is a member of the CFA Institute and the New York Society of Security Analysts.
Andrew Liggio has co-managed the Victory Floating Rate Fundand Victory High Yield Fund for Park Avenue since 2021. He is a managing director and head of the high yield and bank loan portfolio management group at Guardian Life, and has been with Guardian Life since 2016. Mr. Liggio holds the CFA designation and is a member of the CFA Institute and the New York Society of Security Analysts.
Andrew Hattman, CFA, CAIA, is a Senior Portfolio Manager and Head of Municipal Bond Portfolio Management with Victory Income Investors, a Victory Capital investment franchise, and has co-managed the Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund since 2020. Prior to joining the Adviser, Mr. Hattman worked for USAA Asset Management Company (“AMCO”), which was acquired by the Adviser’s parent company in 2019. Mr. Hattman holds CFA and CAIA designations.
Lauren Spalten is a Portfolio Manager with Victory Income Investors, a Victory Capital investment franchise, and has co-managed the Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund since 2021. In 2018, Ms. Spalten joined AMCO, which was acquired by the Adviser’s parent company in 2019, as a Municipal Analyst covering the Southeast region. Prior to joining AMCO, she was an Associate Director at Standard & Poor’s (now S&P Global Ratings), where she specialized in evaluating creditworthiness of state and local governments across the Southwest United States. Ms. Spalten has additional experience in commercial real estate development and business plan development, primarily for medical and non-profit entities.
Brian W. Smith, CFA, CPA, Senior Portfolio Manager, Victory Income Investors, a Victory Capital investment franchise, has co-managed the Victory Low Duration Bond Fund since September 2023. Mr. Smith has 25 years of investment management experience including 20 years with AMCO, which was acquired by the Adviser’s parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at San Antonio. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.
Douglas J. Rollwitz, CFA, CPA, Portfolio Manager and Senior Fixed Income Research Analyst, Victory Income Investors, a Victory Capital investment franchise, has co-managed the Victory Low Duration Bond Fund since September 2023. Mr. Rollwitz has 24 years of investment management experience, including 19 years with AMCO, which was acquired by the Adviser’s parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at Arlington. He holds the CFA designation and is a member of the CFA Institute and the San Antonio Financial Analysts Society.

Organization and Management of the Funds

Zach Winters, CFA, Portfolio Manager and Senior Fixed Income Research Analyst, Victory Income Investors, a Victory Capital investment franchise, has co-managed the Victory Low Duration Bond Fund since September 2023. Mr. Winters has 17 years of investment management experience, including 12 years with AMCO, which was acquired by the Adviser’s parent company in 2019. Along with his role as portfolio manager, Mr. Winters is also an analyst covering the commercial mortgage backed securities, cell tower, and lodging sectors. Prior to joining the fixed income team, he was on the equity research and asset allocation teams at USAA. Education: B.B.A in finance, Texas State University; M.B.A., St. Mary’s University. He holds the CFA designation.
The Funds' SAI provides additional information about the portfolio managers‘ method of compensation, other accounts they manage, and any ownership interests they may have in the Funds.

Investing with the Victory Funds

All you need to get started is fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6, and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by a Fund. The classes of shares that are offered by a Fund are those listed on the cover page designated with a ticker symbol. A Fund may also offer other share classes in different prospectuses. The Victory Funds may offer additional classes of shares in the future.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND (800-539-3863). They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open. The NYSE is closed on weekends, most national holidays, and Good Friday.
To the extent a Fund’s investments include securities that are traded primarily in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. In addition, if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that government securities dealers close before the close of regular trading on the NYSE (the “Alternative Closing Time”), the Fund reserves the right to refuse any purchase or redemption order received after the Alternative Closing Time. If the Fund closes at the Alternative Closing Time, its NAV will be calculated as of the Alternative Closing Time. You may not be able to buy or sell shares on Columbus Day and Veterans Day, or on holidays when the Federal Reserve system is closed, but the NYSE and other financial markets are open.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Adviser will price a Fund’s investments at fair value in accordance with applicable regulatory requirements. A security will be fair valued when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
A Fund's NAV is available by calling 800-539-FUND (800-539-3863) or by visiting the Funds' website at vcm.com.

Choosing a Share Class

CLASS A
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Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
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A contingent deferred sales charge (“CDSC”) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class A shares also pay ongoing distribution and/or service (12b-1) fees.
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Lower annual expenses than Class C or Class R shares.
CLASS C
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No front-end sales charge. All your money goes to work for you right away.
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A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class C shares also pay ongoing distribution and/or service (12b-1) fees.
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Higher annual expenses than all other classes of shares.
CLASS I
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class I shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class R shares pay ongoing distribution and/or service (12b-1) fees.
◼
Class R shares are only available to certain investors.
◼
Higher annual expenses than all classes except Class C shares.
CLASS R6
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
◼
Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class R6 shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares.
CLASS Y
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
◼
Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class Y shares are only available to certain investors.
◼
Typically lower annual expenses than Classes A, C, and R shares.

Choosing a Share Class

Share Classes
When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6, and Class Y shares. The Floating Rate and High Income Municipal Bond Funds offer Member Class shares in a separate prospectus. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.

Choosing a Share Class

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $99,999	2.25%	2.30%
$100,000 up to $249,999	1.75%	1.78%
$250,000 and above*	0.00%	0.00%
* A contingent deferred sales charge (“CDSC”) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges or, in some cases, eliminate sales charges.
There are a number of ways you can reduce or eliminate your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21) with regard to Rights of Accumulation.
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
◼
Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
◼
Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter.

Choosing a Share Class

You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
◼
Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;
◼
Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of at least $250,000 for certain Funds or $1 million for others;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
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Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Funds' distributor (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
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Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Shareholders investing directly with the Fund who do not have a third-party financial intermediary or registered representative assigned, or who invest directly in certain products sponsored by the Adviser or its affiliates;
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Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6, or Class Y shares of a Victory Fund within 60 days of redemption.

Choosing a Share Class

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
CDSC for Class A Shares
A CDSC of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
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To the extent that the shares redeemed:
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are no longer subject to the holding period for such shares;
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resulted from reinvestment of distributions; or
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were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
◼
Following the death or post-purchase disability of:
◼
a registered shareholder on an account; or
◼
a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

Choosing a Share Class

◼
Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
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tax free returns of excess contributions or returns of excess deferral amounts;
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distributions on the death or disability of the account holder;
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distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
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distributions as a result of separation of service;
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Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
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In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
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When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
◼
Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program;
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Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; or
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Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
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Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; or
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Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
◼
Registered investment companies;
◼
Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a

Choosing a Share Class

Section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Endowments and foundations; or
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Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Clients of state-registered or federally registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by a Fund, who invest at least $2,500;
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Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
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Pension, profit sharing, employee benefit and other similar plans and trusts that invest in a Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary; or
◼
Purchases by:
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investment advisory clients of the Adviser; or
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investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C, and Class R shares.
Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.
Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Information About Fees

Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker-dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds’ website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. Different intermediaries may impose different minimum investments. These variations are described in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. If you would like to buy Class I, Class R, Class R6, or Class Y shares, you must be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. Eligible Investors may be subject to a minimum investment amount as detailed in that section.
For Class C shares, individual purchases of $250,000 and above will be made automatically in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Buy Shares

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

How to Buy Shares

◼
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	VictoryFunds.com

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds.
You can obtain a list of Victory Funds available for exchange by calling
800-539-FUND (800-539-3863) or by visiting VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class of any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with another Victory Fund, the other Victory Fund must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees, and expenses.
Class C Share Conversion
Class C shares of the Fund will convert automatically to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee, or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section titled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.

How to Exchange Shares

Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail, or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

There are a number of convenient ways to sell your shares.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” You have the following options for receiving your redemption proceeds:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
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Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Victory Funds’ transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. You can use the same mailing addresses listed for purchases. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker-dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
You may transfer your proceeds by ACH to a domestic bank. Normally, your redemption will be processed on the same day if your request is received before the close of trading on the NYSE. If your request is received after the close of trading it will be processed on the next business day.

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
A Fund may suspend your right to redeem your shares in the following circumstances:
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During non-routine closings of the NYSE;
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When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
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A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
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A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by a Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary; and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, each Fund’s dividends are accrued daily and paid monthly. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in a Fund.

Each Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable as long-term capital gains.
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You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
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Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
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An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
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An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
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Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
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An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts. Exempt-interest dividends from Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund generally are not included in net investment income for purposes of this tax.
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Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
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Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
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Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
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A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
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A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
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If you are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.

Distributions and Taxes

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Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by a Fund to such entities. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
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The Funds may provide estimated capital gain distribution information through the website at vcm.com.
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Distributions from Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund normally include exempt-interest dividends, which generally are not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax and other taxes. In addition, a portion of those Funds' distributions may not qualify as exempt-interest dividends.

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
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Name;
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Date of birth (for individuals);
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Residential or business street address (although post office boxes are still permitted for mailing); and
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Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (“SVP”) stamp or a Medallion signature guarantee (“MSG”). In some instances a Notary Public stamp is an acceptable alternative. As with an MSG, an SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

Important Fund Policies

The Funds' Board has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds (or the Adviser, as appropriate) will:
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Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
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Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator, and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer, or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators, or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Important Fund Policies

Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.
Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of a Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' annual report to shareholders, which is available upon request.

Victory Floating Rate Fund
	Class A
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$8.19	$9.33	$9.34	$9.42	$9.13
Investment Activities:
Net investment income (loss)(a)	0.76	0.48	0.36	0.49	0.55
Net realized and unrealized gains (losses)	(0.03)	(1.13)	—(b)	(0.08)	0.29
Total from Investment Activities	0.73	(0.65)	0.36	0.41	0.84
Distributions to Shareholders from:
Net investment income	(0.79)	(0.49)	(0.37)	(0.49)	(0.55)
Total Distributions	(0.79)	(0.49)	(0.37)	(0.49)	(0.55)
Net Asset Value, End of Period	$8.13	$8.19	$9.33	$9.34	$9.42
Total Return (excludes sales charge)(c)	9.30%	(7.01)%	3.89%	4.81%	9.43%
Ratios to Average Net Assets:
Net Expenses(d)	1.00%	1.01%(e)	1.00%	1.00%	1.00%
Net Investment Income (Loss)	9.25%	5.52%	3.88%	5.54%	5.89%
Gross Expenses(d)	1.12%	1.11%	1.12%	1.17%	1.17%
Supplemental Data:
Net Assets at end of period (000's)	$187,617	$252,904	$349,706	$164,864	$146,584
Portfolio Turnover(f)	36%	35%	35%	54%	35%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d)
Does not include acquired fund fees and expenses, if any.
(e)
Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Floating Rate Fund (Continued)

	Class C
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$8.20	$9.33	$9.34	$9.42	$9.14
Investment Activities:
Net investment income (loss)(a)	0.69	0.41	0.29	0.43	0.48
Net realized and unrealized gains (losses)	(0.04)	(1.12)	(0.01)	(0.09)	0.28
Total from Investment Activities	0.65	(0.71)	0.28	0.34	0.76
Distributions to Shareholders from:
Net investment income	(0.72)	(0.42)	(0.29)	(0.42)	(0.48)
Total Distributions	(0.72)	(0.42)	(0.29)	(0.42)	(0.48)
Net Asset Value, End of Period	$8.13	$8.20	$9.33	$9.34	$9.42
Total Return (excludes contingent deferred sales charge)(b)	8.30%	(7.66)%	3.05%	3.96%	8.49%
Ratios to Average Net Assets:
Net Expenses(c)	1.80%	1.81%(d)	1.80%	1.80%	1.80%
Net Investment Income (Loss)	8.44%	4.73%	3.09%	4.81%	5.08%
Gross Expenses(c)	1.88%	1.87%	1.89%	1.94%	1.92%
Supplemental Data:
Net Assets at end of period (000's)	$42,099	$58,606	$81,109	$94,885	$149,054
Portfolio Turnover(e)	36%	35%	35%	54%	35%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Floating Rate Fund (Continued)

	Class Y
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$8.20	$9.33	$9.35	$9.43	$9.14
Investment Activities:
Net investment income (loss)(a)	0.77	0.49	0.38	0.51	0.57
Net realized and unrealized gains (losses)	(0.03)	(1.11)	(0.01)	(0.08)	0.29
Total from Investment Activities	0.74	(0.62)	0.37	0.43	0.86
Distributions to Shareholders from:
Net investment income	(0.81)	(0.51)	(0.39)	(0.51)	(0.57)
Total Distributions	(0.81)	(0.51)	(0.39)	(0.51)	(0.57)
Net Asset Value, End of Period	$8.13	$8.20	$9.33	$9.35	$9.43
Total Return(b)	9.42%	(6.69)%	4.01%	5.03%	9.65%
Ratios to Average Net Assets:
Net Expenses(c)	0.78%	0.79%(d)	0.78%	0.78%	0.78%
Net Investment Income (Loss)	9.45%	5.58%	4.08%	5.73%	6.10%
Gross Expenses(c)	0.86%	0.85%	0.86%	0.93%	0.92%
Supplemental Data:
Net Assets at end of period (000's)	$518,827	$939,244	$1,768,900	$403,852	$289,796
Portfolio Turnover(e)	36%	35%	35%	54%	35%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory High Income Municipal Bond Fund
	Class A
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$9.07	$11.09	$10.84	$10.75	$10.39
Investment Activities:
Net investment income (loss)(a)	0.37	0.36	0.36	0.42	0.35
Net realized and unrealized gains (losses)	0.29	(1.95)	0.27	0.15	0.47
Total from Investment Activities	0.66	(1.59)	0.63	0.57	0.82
Distributions to Shareholders from:
Net investment income	(0.40)	(0.40)	(0.38)	(0.39)	(0.40)
Net realized gains	—	(0.03)	—	(0.09)	(0.06)
Total Distributions	(0.40)	(0.43)	(0.38)	(0.48)	(0.46)
Net Asset Value, End of Period	$9.33	$9.07	$11.09	$10.84	$10.75
Total Return (excludes sales charge)(b)	7.41%	(14.48)%	5.91%	5.52%	8.04%
Ratios to Average Net Assets:
Net Expenses(c)	0.80%(d)	0.80%	0.80%	0.80%	0.80%
Net Investment Income (Loss)	4.08%	3.74%	3.22%	3.95%	3.27%
Gross Expenses(c)	1.13%(d)	1.04%	1.04%	1.10%	1.09%
Supplemental Data:
Net Assets at end of period (000's)	$18,357	$21,747	$34,352	$26,330	$19,153
Portfolio Turnover(e)	11%	23%	19%	74%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory High Income Municipal Bond Fund (Continued)

	Class C
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$9.07	$11.09	$10.84	$10.75	$10.39
Investment Activities:
Net investment income (loss)(a)	0.30	0.29	0.28	0.33	0.28
Net realized and unrealized gains (losses)	0.28	(1.96)	0.27	0.16	0.46
Total from Investment Activities	0.58	(1.67)	0.55	0.49	0.74
Distributions to Shareholders from:
Net investment income	(0.33)	(0.32)	(0.30)	(0.31)	(0.32)
Net realized gains	—	(0.03)	—	(0.09)	(0.06)
Total Distributions	(0.33)	(0.35)	(0.30)	(0.40)	(0.38)
Net Asset Value, End of Period	$9.32	$9.07	$11.09	$10.84	$10.75
Total Return (excludes contingent deferred sales charge)(b)	6.59%	(15.14)%	5.12%	4.72%	7.22%
Ratios to Average Net Assets:
Net Expenses(c)	1.57%(d)	1.57%	1.57%	1.57%	1.57%
Net Investment Income (Loss)	3.30%	2.94%	2.50%	3.11%	2.61%
Gross Expenses(c)	3.14%(d)	2.56%	2.20%	1.90%	1.85%
Supplemental Data:
Net Assets at end of period (000's)	$475	$1,259	$2,192	$9,378	$13,995
Portfolio Turnover(e)	11%	23%	19%	74%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory High Income Municipal Bond Fund (Continued)

	Class Y
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$9.07	$11.09	$10.84	$10.75	$10.39
Investment Activities:
Net investment income (loss)(a)	0.39	0.38	0.38	0.44	0.38
Net realized and unrealized gains (losses)	0.29	(1.95)	0.28	0.16	0.47
Total from Investment Activities	0.68	(1.57)	0.66	0.60	0.85
Distributions to Shareholders from:
Net investment income	(0.42)	(0.42)	(0.41)	(0.42)	(0.43)
Net realized gains	—	(0.03)	—	(0.09)	(0.06)
Total Distributions	(0.42)	(0.45)	(0.41)	(0.51)	(0.49)
Net Asset Value, End of Period	$9.33	$9.07	$11.09	$10.84	$10.75
Total Return(b)	7.77%	(14.29)%	6.16%	5.76%	8.29%
Ratios to Average Net Assets:
Net Expenses(c)	0.57%(d)	0.57%	0.57%	0.57%	0.57%
Net Investment Income (Loss)	4.31%	3.94%	3.40%	4.14%	3.56%
Gross Expenses(c)	0.89%(d)	0.87%	0.85%	0.93%	0.88%
Supplemental Data:
Net Assets at end of period (000's)	$14,528	$12,548	$14,087	$9,682	$10,620
Portfolio Turnover(e)	11%	23%	19%	74%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory High Yield Fund
	Class A
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$5.26	$6.79	$6.83	$6.73	$6.20
Investment Activities:
Net investment income (loss)(a)	0.42	0.40	0.36	0.37	0.37
Net realized and unrealized gains (losses)	0.17	(1.52)	(0.03)	0.10	0.54
Total from Investment Activities	0.59	(1.12)	0.33	0.47	0.91
Distributions to Shareholders from:
Net investment income	(0.45)	(0.41)	(0.37)	(0.37)	(0.38)
Total Distributions	(0.45)	(0.41)	(0.37)	(0.37)	(0.38)
Net Asset Value, End of Period	$5.40	$5.26	$6.79	$6.83	$6.73
Total Return (excludes sales charge)(b)	11.69%	(16.87)%	4.86%	7.61%	14.90%
Ratios to Average Net Assets:
Net Expenses(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Net Investment Income (Loss)	7.88%	6.68%	5.22%	5.85%	5.70%
Gross Expenses(c)	1.09%	1.08%	1.08%	1.12%	1.12%
Supplemental Data:
Net Assets at end of period (000's)	$28,258	$28,508	$49,271	$38,735	$31,602
Portfolio Turnover(d)	46%	47%	67%	124%	87%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory High Yield Fund (Continued)

	Class C
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$5.28	$6.81	$6.85	$6.75	$6.21
Investment Activities:
Net investment income (loss)(a)	0.38	0.36	0.31	0.33	0.33
Net realized and unrealized gains (losses)	0.17	(1.52)	(0.03)	0.10	0.54
Total from Investment Activities	0.55	(1.16)	0.28	0.43	0.87
Distributions to Shareholders from:
Net investment income	(0.41)	(0.37)	(0.32)	(0.33)	(0.33)
Total Distributions	(0.41)	(0.37)	(0.32)	(0.33)	(0.33)
Net Asset Value, End of Period	$5.42	$5.28	$6.81	$6.85	$6.75
Total Return (excludes contingent deferred sales charge)(b)	10.87%	(17.41)%	4.11%	6.84%	14.24%
Ratios to Average Net Assets:
Net Expenses(c)	1.70%	1.70%	1.70%	1.70%	1.70%
Net Investment Income (Loss)	7.16%	6.03%	4.51%	5.14%	5.00%
Gross Expenses(c)	1.81%	1.80%	1.78%	1.81%	1.82%
Supplemental Data:
Net Assets at end of period (000's)	$22,618	$23,976	$32,889	$25,957	$21,163
Portfolio Turnover(d)	46%	47%	67%	124%	87%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory High Yield Fund (Continued)

	Class R
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$5.28	$6.81	$6.85	$6.75	$6.22
Investment Activities:
Net investment income (loss)(a)	0.40	0.38	0.34	0.35	0.35
Net realized and unrealized gains (losses)	0.17	(1.52)	(0.03)	0.10	0.53
Total from Investment Activities	0.57	(1.14)	0.31	0.45	0.88
Distributions to Shareholders from:
Net investment income	(0.43)	(0.39)	(0.35)	(0.35)	(0.35)
Total Distributions	(0.43)	(0.39)	(0.35)	(0.35)	(0.35)
Net Asset Value, End of Period	$5.42	$5.28	$6.81	$6.85	$6.75
Total Return(b)	11.29%	(17.07)%	4.55%	7.24%	14.48%
Ratios to Average Net Assets:
Net Expenses(c)	1.31%	1.29%	1.28%	1.33%	1.33%
Net Investment Income (Loss)	7.53%	6.46%	4.93%	5.51%	5.37%
Gross Expenses(c)	1.31%	1.29%	1.28%	1.33%	1.33%
Supplemental Data:
Net Assets at end of period (000's)	$16,109	$15,267	$19,243	$19,248	$18,818
Portfolio Turnover(d)	46%	47%	67%	124%	87%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory High Yield Fund (Continued)

	Class Y
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$5.24	$6.76	$6.80	$6.70	$6.17
Investment Activities:
Net investment income (loss)(a)	0.43	0.41	0.38	0.39	0.39
Net realized and unrealized gains (losses)	0.17	(1.51)	(0.04)	0.10	0.53
Total from Investment Activities	0.60	(1.10)	0.34	0.49	0.92
Distributions to Shareholders from:
Net investment income	(0.46)	(0.42)	(0.38)	(0.39)	(0.39)
Total Distributions	(0.46)	(0.42)	(0.38)	(0.39)	(0.39)
Net Asset Value, End of Period	$5.38	$5.24	$6.76	$6.80	$6.70
Total Return(b)	12.02%	(16.58)%	5.15%	7.88%	15.25%
Ratios to Average Net Assets:
Net Expenses(c)	0.76%	0.76%	0.76%	0.76%	0.76%
Net Investment Income (Loss)	8.21%	7.00%	5.49%	6.11%	5.96%
Gross Expenses(c)	0.89%	0.86%	0.84%	0.90%	0.92%
Supplemental Data:
Net Assets at end of period (000's)	$110,624	$177,376	$237,385	$168,677	$108,171
Portfolio Turnover(d)	46%	47%	67%	124%	87%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Tax-Exempt Fund
	Class A
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$8.27	$9.78	$9.94	$9.84	$9.47
Investment Activities:
Net investment income (loss)(a)	0.28	0.27	0.27	0.29	0.30
Net realized and unrealized gains (losses)	0.28	(1.41)	0.12	0.23	0.53
Total from Investment Activities	0.56	(1.14)	0.39	0.52	0.83
Distributions to Shareholders from:
Net investment income	(0.32)	(0.31)	(0.32)	(0.32)	(0.34)
Net realized gains	—	(0.06)	(0.23)	(0.10)	(0.12)
Total Distributions	(0.32)	(0.37)	(0.55)	(0.42)	(0.46)
Net Asset Value, End of Period	$8.51	$8.27	$9.78	$9.94	$9.84
Total Return (excludes sales charge)(b)	6.89%	(11.70)%	3.94%	5.39%	8.82%
Ratios to Average Net Assets:
Net Expenses(c)	0.80%(d)	0.80%	0.80%	0.80%	0.80%
Net Investment Income (Loss)	3.44%	3.08%	2.74%	3.00%	3.04%
Gross Expenses(c)	1.12%(d)	1.07%	1.03%	1.04%	1.02%
Supplemental Data:
Net Assets at end of period (000's)	$25,328	$24,745	$35,312	$32,001	$30,251
Portfolio Turnover(e)	15%	13%	6%	44%	64%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Tax-Exempt Fund (Continued)

	Class C
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$8.27	$9.78	$9.94	$9.84	$9.47
Investment Activities:
Net investment income (loss)(a)	0.22	0.20	0.20	0.22	0.23
Net realized and unrealized gains (losses)	0.27	(1.41)	0.11	0.22	0.52
Total from Investment Activities	0.49	(1.21)	0.31	0.44	0.75
Distributions to Shareholders from:
Net investment income	(0.26)	(0.24)	(0.24)	(0.24)	(0.26)
Net realized gains	—	(0.06)	(0.23)	(0.10)	(0.12)
Total Distributions	(0.26)	(0.30)	(0.47)	(0.34)	(0.38)
Net Asset Value, End of Period	$8.50	$8.27	$9.78	$9.94	$9.84
Total Return (excludes contingent deferred sales charge)(b)	6.05%	(12.40)%	3.13%	4.56%	7.97%
Ratios to Average Net Assets:
Net Expenses(c)	1.60%(d)	1.60%	1.60%	1.60%	1.60%
Net Investment Income (Loss)	2.64%	2.23%	2.01%	2.28%	2.34%
Gross Expenses(c)	3.23%(d)	2.58%	2.38%	1.91%	1.82%
Supplemental Data:
Net Assets at end of period (000's)	$707	$927	$2,037	$6,497	$11,259
Portfolio Turnover(e)	15%	13%	6%	44%	64%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Tax-Exempt Fund (Continued)

	Class Y
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$8.27	$9.78	$9.94	$9.84	$9.46
Investment Activities:
Net investment income (loss)(a)	0.29	0.28	0.29	0.30	0.30
Net realized and unrealized gains (losses)	0.27	(1.41)	0.11	0.23	0.55
Total from Investment Activities	0.56	(1.13)	0.40	0.53	0.85
Distributions to Shareholders from:
Net investment income	(0.33)	(0.32)	(0.33)	(0.33)	(0.35)
Net realized gains	—	(0.06)	(0.23)	(0.10)	(0.12)
Total Distributions	(0.33)	(0.38)	(0.56)	(0.43)	(0.47)
Net Asset Value, End of Period	$8.50	$8.27	$9.78	$9.94	$9.84
Total Return(b)	7.01%	(11.60)%	4.06%	5.51%	9.06%
Ratios to Average Net Assets:
Net Expenses(c)	0.69%(d)	0.69%	0.69%	0.69%	0.69%
Net Investment Income (Loss)	3.55%	3.19%	2.85%	3.12%	3.07%
Gross Expenses(c)	0.98%(d)	0.87%	0.89%	0.85%	0.83%
Supplemental Data:
Net Assets at end of period (000's)	$10,348	$10,826	$13,969	$22,998	$24,459
Portfolio Turnover(e)	15%	13%	6%	44%	64%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Low Duration Bond Fund
	Class A
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$9.64	$10.16	$10.20	$9.99	$9.86
Investment Activities:
Net investment income (loss)(a)	0.24	0.12	0.09	0.14	0.19
Net realized and unrealized gains (losses)	0.20	(0.49)	(0.02)	0.24	0.15
Total from Investment Activities	0.44	(0.37)	0.07	0.38	0.34
Distributions to Shareholders from:
Net investment income	(0.28)	(0.15)	(0.11)	(0.14)	(0.20)
Return of capital	—	—	—	(0.03)	(0.01)
Total Distributions	(0.28)	(0.15)	(0.11)	(0.17)	(0.21)
Net Asset Value, End of Period	$9.80	$9.64	$10.16	$10.20	$9.99
Total Return (excludes sales charge)(b)	4.65%	(3.62)%	0.71%	3.85%	3.51%
Ratios to Average Net Assets:
Net Expenses(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Net Investment Income (Loss)	2.52%	1.18%	0.87%	1.39%	1.93%
Gross Expenses(c)	0.96%	0.96%	0.95%	0.95%	0.95%
Supplemental Data:
Net Assets at end of period (000's)	$54,266	$70,419	$76,901	$70,357	$61,972
Portfolio Turnover(d)	58%	81%	58%	85%	50%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Low Duration Bond Fund (Continued)

	Class C
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$9.65	$10.16	$10.20	$9.99	$9.85
Investment Activities:
Net investment income (loss)(a)	0.17	0.04	0.01	0.08	0.12
Net realized and unrealized gains (losses)	0.20	(0.47)	(0.02)	0.22	0.16
Total from Investment Activities	0.37	(0.43)	(0.01)	0.30	0.28
Distributions to Shareholders from:
Net investment income	(0.21)	(0.08)	(0.03)	(0.07)	(0.14)
Return of capital	—	—	—	(0.02)	—(b)
Total Distributions	(0.21)	(0.08)	(0.03)	(0.09)	(0.14)
Net Asset Value, End of Period	$9.81	$9.65	$10.16	$10.20	$9.99
Total Return (excludes contingent deferred sales charge)(c)	3.85%	(4.26)%	(0.07)%	3.05%	2.81%
Ratios to Average Net Assets:
Net Expenses(d)	1.62%	1.62%	1.62%	1.62%	1.62%
Net Investment Income (Loss)	1.74%	0.37%	0.10%	0.76%	1.17%
Gross Expenses(d)	2.04%	1.91%	1.91%	1.72%	1.70%
Supplemental Data:
Net Assets at end of period (000's)	$2,307	$3,841	$5,528	$23,504	$38,969
Portfolio Turnover(e)	58%	81%	58%	85%	50%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d)
Does not include acquired fund fees and expenses, if any.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Low Duration Bond Fund (Continued)

	Class Y
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of Period	$9.65	$10.16	$10.20	$9.99	$9.86
Investment Activities:
Net investment income (loss)(a)	0.27	0.14	0.11	0.17	0.21
Net realized and unrealized gains (losses)	0.19	(0.47)	(0.01)	0.23	0.16
Total from Investment Activities	0.46	(0.33)	0.10	0.40	0.37
Distributions to Shareholders from:
Net investment income	(0.30)	(0.18)	(0.14)	(0.15)	(0.23)
Return of capital	—	—	—	(0.04)	(0.01)
Total Distributions	(0.30)	(0.18)	(0.14)	(0.19)	(0.24)
Net Asset Value, End of Period	$9.81	$9.65	$10.16	$10.20	$9.99
Total Return(b)	4.78%	(3.30)%	0.94%	4.08%	3.76%
Ratios to Average Net Assets:
Net Expenses(c)	0.62%	0.62%	0.62%	0.62%	0.62%
Net Investment Income (Loss)	2.75%	1.40%	1.10%	1.64%	2.12%
Gross Expenses(c)	0.68%	0.65%	0.67%	0.68%	0.69%
Supplemental Data:
Net Assets at end of period (000's)	$78,500	$105,653	$133,644	$165,330	$164,509
Portfolio Turnover(d)	58%	81%	58%	85%	50%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co., Oppenheimer & Co. Inc., Stifel, Nicolaus & Company, Incorporated, Robert W. Baird & Co., or J.P. Morgan Securities LLC platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers unavailable through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
◼
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares purchased through a Merrill investment advisory program
◼
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
◼
Shares purchased through the Merrill Edge Self-Directed platform
◼
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
◼
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
◼
Shares purchased by eligible employees of Merrill or its affiliates and their family members who

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
◼
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)
◼
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
◼
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22I(3))
◼
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
◼
Shares sold due to return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
◼
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
◼
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
◼
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b)

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
◼
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a Right of Reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Right of Reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a Right of Reinstatement
◼
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in a Fund’s Prospectus
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a Right of Reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge”

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Edward D. Jones & Co (“Edward Jones”)
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones systems. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Fund’s Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
◼
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if the LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:
◼
The redemption and repurchase occur in the same account.
◼
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
◼
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
◼
Purchases of Class 529 shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
The death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Minimum Balances
◼
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform
◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a Right of Reinstatement

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
◼
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
Robert W. Baird & Co. (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Baird
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
◼
Shares purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
◼
Shares purchased using the proceeds of redemptions from a Victory Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
◼
A shareholder in the Funds Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
◼
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Classes A and C Shares available at Baird
◼
Shares sold due to death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares bought due to returns of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
◼
Shares acquired through a Right of Reinstatement
Front-End Load Discounts Available at Baird: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Victory Funds assets held by accounts within the purchaser’s household at Baird. Eligible Victory Funds assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of the Victory Funds through Baird, over a 13-month period of time
J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.
Front-End Sales Charge Waivers on Class A Shares available at J.P. Morgan Securities LLC
◼
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
◼
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
◼
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
◼
Shares purchased through rights of reinstatement.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◼
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A Share Conversion
◼
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC Waivers on Class A and C Shares available at J.P. Morgan Securities LLC
◼
Shares sold upon the death or disability of the shareholder.
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
◼
Shares purchased in connection with a return of excess contributions from an IRA account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
◼
Shares acquired through a right of reinstatement.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-end load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in the Prospectus.
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

VF-RS-FIF-PRO (05/24)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

P.O. Box 182593
Columbus, OH 43218-2593
Statement of Additional Information (“SAI”): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi Annual Reports: Annual and semi annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi annual reports, and ask questions about a Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
You also can get information about a Fund (including the SAI and other reports) from the Securities and Exchange Commission (“SEC”) on the SEC's Edgar database at sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-4852